Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity	Ordinary Shares SGD ($) shares	Ordinary Shares USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Stock-based compensation reserve SGD ($)	Stock-based compensation reserve USD ($)	Accumulated other comprehensive income SGD ($)	Accumulated other comprehensive income USD ($)	Accumulated deficit SGD ($)	Accumulated deficit USD ($)	Non-controlling Interests SGD ($)	Non-controlling Interests USD ($)	SGD ($)	USD ($)
Balance (in Dollars)	$ 25,926		$ 22,522,570		$ 537,756		$ (34,099)		$ (18,601,243)		$ (448,335)		$ (3,464,819)
Balance (in Shares) | shares	19,221,384	19,221,384
Balance at Dec. 31, 2023	$ 25,926		22,522,570		537,756		(34,099)		(18,601,243)		(448,335)		(3,464,819)
Balance (in Shares) at Dec. 31, 2023 | shares	19,221,384	19,221,384
Issuance of new shares	$ 6,303		6,522,220										6,528,523
Issuance of new shares (in Shares) | shares	4,368,924	4,368,924
Stock-based compensation			93,389										93,389
Net loss									(4,335,471)		(26,803)		(4,362,274)
Foreign currency translation adjustment							(130,515)						(130,515)
Balance at Dec. 31, 2024	$ 32,229		29,044,790		537,756		(96,416)		(22,936,714)		(475,138)		6,299,339
Balance (in Shares) at Dec. 31, 2024 | shares	23,590,308	23,590,308
Balance (in Dollars)	$ 32,229		29,044,790		537,756		(96,416)		(22,936,714)		(475,138)		6,299,339
Balance (in Shares) | shares	23,590,308	23,590,308
Issuance of new shares	$ 309,822		3,850,037										4,159,859
Issuance of new shares (in Shares) | shares	2,070,670	2,070,670
Net loss									(2,348,332)		(18,511)		(2,366,843)	$ (1,699,624)
Foreign currency translation adjustment							(59,193)						(59,193)
Balance at Jun. 30, 2025	$ 342,051	$ 268,107	32,894,827	$ 25,783,686	537,756	$ 421,505	37,223	$ 29,176	(25,285,046)	$ (19,818,973)	(493,649)	$ (386,933)	8,033,162	6,296,568
Balance (in Shares) at Jun. 30, 2025 | shares	25,660,978	25,660,978
Balance (in Dollars)	$ 342,051	$ 268,107	$ 32,894,827	$ 25,783,686	$ 537,756	$ 421,505	$ 37,223	$ 29,176	$ (25,285,046)	$ (19,818,973)	$ (493,649)	$ (386,933)	$ 8,033,162	$ 6,296,568
Balance (in Shares) | shares	25,660,978	25,660,978